Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Treasury Stock	Treasury Stock - Additional Paid-in Capital	Additional Paid-in Capital	Retained Earnings	Non-Controlling Interest
BALANCE, value at Dec. 31, 2010	$ 470,363	$ 477	$ (10)	$ (24,670)	$ 337,196	$ 157,370
BALANCE, shares at Dec. 31, 2010		47,709,420	(1,000,000)
Net income	11,708					10,228	1,480
Dividends declared and paid ($0.04 per share) (Note 24)	(1,864)					(1,864)
Share-based compensation, value (Note 23)	3,963	5			3,958
Share-based compensation, shares (Note 23)		487,450
Repurchases of common stock, value (Note 24)	(4,628)		(10)	(4,618)
Repurchases of common stock, shares (Note 24)			(967,639)
BALANCE, value at Dec. 31, 2011	479,542	482	(20)	(29,288)	341,154	165,734	1,480
BALANCE, shares at Dec. 31, 2011		48,196,870	(1,967,639)
Net income	22,449					20,077	2,372
Dividends declared and paid ($0.04 per share) (Note 24)	(1,860)					(1,860)
Share-based compensation, value (Note 23)	4,406	4			4,402
Share-based compensation, shares (Note 23)		356,168
Repurchases of common stock, value (Note 24)	(19)			(19)
Repurchases of common stock, shares (Note 24)			(4,000)
BALANCE, value at Dec. 31, 2012	504,518	486	(20)	(29,307)	345,556	183,951	3,852
BALANCE, shares at Dec. 31, 2012		48,553,038	(1,971,639)
Net income	27,030					27,063	(33)
Dividends declared and paid ($0.04 per share) (Note 24)	(1,884)					(1,884)
Share-based compensation, value (Note 23)	4,497	6			4,491
Share-based compensation, shares (Note 23)		690,621
Equity component of convertible notes(Note 15)	13,113				13,113
Sale of subsidiary (Note 28)	(3,528)						(3,528)
BALANCE, value at Dec. 31, 2013	$ 543,746	$ 492	$ (20)	$ (29,307)	$ 363,160	$ 209,130	$ 291
BALANCE, shares at Dec. 31, 2013		49,243,659	(1,971,639)